Equity	6 Months Ended
Apr. 30, 2020
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Equity

NOTE 14: EQUITY

The following table summarizes the changes to the shares issued and outstanding, and treasury shares held as at and for the three and six months ended April 30, 2020 and April 30, 2019.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held
(millions of shares and millions of Canadian dollars)	For the three months ended				For the six months ended
	April 30, 2020		April 30, 2019		April 30, 2020		April 30, 2019
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,810.0	$21,773	1,832.8	$21,661	1,812.5	$21,713	1,830.4	$21,221
Proceeds from shares issued on exercise of stock options	0.2	12	0.5	24	1.0	53	1.0	52
Shares issued as a result of dividend reinvestment plan	1.3	74	1.3	98	2.2	143	2.7	197
Shares issued in connection with acquisitions[1]	–	–	–	–	–	–	5.0	366

Purchase of shares for cancellation and other	(7.8)	(93)	(5.5)	(65)	(12.0)	(143)	(10.0)	(118)
Balance as at end of period	1,803.7	$21,766	1,829.1	$21,718	1,803.7	$21,766	1,829.1	$21,718
Preferred Shares – Class A2
Balance as at beginning of period	232.0	$5,800	214.0	$5,350	232.0	$5,800	200.0	$5,000

Shares issued	–	–	–	–	–	–	14.0	350
Balance as at end of period	232.0	$5,800	214.0	$5,350	232.0	$5,800	214.0	$5,350
Treasury shares – common[3]
Balance as at beginning of period	1.8	$(131)	2.0	$(139)	0.6	$(41)	2.1	$(144)
Purchase of shares	38.1	(2,359)	38.5	(2,855)	68.6	(4,635)	71.5	(5,198)

Sale of shares	(39.6)	2,465	(39.8)	2,945	(68.9)	4,651	(72.9)	5,293
Balance as at end of period	0.3	$(25)	0.7	$(49)	0.3	$(25)	0.7	$(49)
Treasury shares – preferred[3]
Balance as at beginning of period	0.3	$(7)	0.1	$(3)	0.3	$(6)	0.3	$(7)
Purchase of shares	1.8	(31)	1.5	(36)	3.6	(69)	3.0	(69)

Sale of shares	(1.9)	35	(1.3)	33	(3.7)	72	(3.0)	70
Balance as at end of period	0.2	$(3)	0.3	$(6)	0.2	$(3)	0.3	$(6)

[1]

On November 1, 2018, the Bank issued 4.7 million shares for $342 million that form part of the consideration paid for Greystone Capital Management Inc., the parent company of Greystone Managed Investments Inc. (Greystone), as well as 0.3 million shares issued for $24 million as share-based compensation to replace share-based payment awards of Greystone. Refer to Note 13 of the Bank’s 2019 Annual Consolidated Financial Statements for a discussion on the acquisition of Greystone.

[2]

On January 16, 2020, the Bank announced that none of its 20 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 5 (the “Series 5 Shares”) would be converted on January 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 6. As previously announced on January 2, 2020, the dividend rate for the Series 5 Shares for the 5-year period from and including January 31, 2020, to but excluding January 31, 2025, will be 3.876%.

[3]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.

Normal Course Issuer Bid

On December 19, 2019, the Bank announced that the Toronto Stock Exchange (TSX) and OSFI had approved the Bank’s previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to 30 million of its common shares. The NCIB commenced on December 24, 2019. During the three months ended April 30, 2020, the Bank repurchased 7.8 million common shares under its NCIB at an average price of $68.98 per share for a total amount of $541 million. During the six months ended April 30, 2020, the Bank repurchased 12 million common shares under its NCIB at an average price of $70.55 per share for a total amount of $847 million.

On March 13, 2020, OSFI issued a news release announcing a series of measures to support the resilience of financial institutions in response to challenges posed by COVID-19 and current market conditions. One such measure was a decrease in the Domestic Stability Buffer by 1.25% of risk-weighted assets. In the news release, OSFI expects that banks will use the additional lending capacity to support Canadian households and businesses and has set the expectation for all federally regulated financial institutions that dividend increases and share buybacks should be halted for the time being.